Business Acquisition - Summary of Results of Operations Attributable to Acquisitions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shandong Zengyu
Business Acquisition [Line Items]
Net revenues			¥ 8,074
Net income (loss)			(1,362)
Other 2018 Acquirees
Business Acquisition [Line Items]
Net revenues			4,495
Net income (loss)			¥ (27)
Beijing Xiaoze
Business Acquisition [Line Items]
Net revenues		¥ 116,355
Net income (loss)		11,300
Xi'an Intest
Business Acquisition [Line Items]
Net revenues		61,194
Net income (loss)		(1,740)
Dalian Keyuan
Business Acquisition [Line Items]
Net revenues		11,697
Net income (loss)		758
Other 2019 Acquirees
Business Acquisition [Line Items]
Net revenues		174,149
Net income (loss)		¥ 33,460
Zhengzhou Youshili
Business Acquisition [Line Items]
Net revenues	¥ 5,800
Net income (loss)	¥ 249